Financial Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 20,805	$ 18,006	$ 32,868	$ 25,311	$ 29,373	$ 30,477
Restricted cash	21,487		25,828
Amounts due from affiliate	4,101		4,239
Derivative financial instruments	(15,232)		(10,767)
Advances (shareholder loans) to joint ventures	8,761		13,991
Current amounts due to owners and affiliates	(8,897)		(10,604)
Loans and promissory notes due to owners and affiliates	0		(287)
Long Term Debt	(340,233)		(362,843)
Revolving credit and seller’s credit due to owners and affiliates	52,422		47,000
Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	(169,057)		(181,527)
Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	(171,176)		(181,316)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	20,805		32,868
Restricted cash	21,487		25,828
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from affiliate	4,101		4,239
Derivative financial instruments	(15,232)		(10,767)
Other [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Advances (shareholder loans) to joint ventures	8,912		14,329
Current amounts due to owners and affiliates	(8,897)		(10,604)
Loans and promissory notes due to owners and affiliates	0		(287)
Revolving credit and seller’s credit due to owners and affiliates	(51,988)		(47,000)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	(188,053)		(202,017)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long Term Debt	$ (171,641)		$ (181,364)